IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018

(as revised September 24, 2018) and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Comm Services ETF (IXP) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Communication Services Sector IndexTM	S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the communication services sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to replace “Non-U.S. Securities Risk” on page S-5 with the following:

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Asian Economic Risk” and “European Economic Risk.”

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “North American Economic Risk” and add the following:

Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.

European Economic Risk. The European Union (the “EU”) requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the (United Kingdom (the “U.K.”) resolved to leave the EU (“Brexit”). The referendum may introduce significant uncertainties and instability in the financial markets as the U.K. negotiates its exit from the EU. The outcome of negotiations remains uncertain. U.K. businesses are increasingly preparing for a disorderly Brexit, and the consequences for European and U.K. businesses could be severe. The Fund will face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests. The political, economic and legal consequences of Brexit are not yet known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. may be less stable than it has been in recent years, and investments in the U.K. may be difficult to value, or subject to greater or more frequent rises and falls in value. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate its long-term exit from the EU.

Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by varying political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund’s investments.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The section of the SAI entitled “S&P Global 1200 Communication Services Sector IndexTM” on page 51 is deleted in its entirety and is replaced by the following new section entitled “S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM”:

S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM

Number of components: approximately 67

Index Description. The S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM measures the performance of companies that S&P deems to be part of the communication services sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IXP-0419

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Consumer Services ETF (IYC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Consumer Services Index	Dow Jones U.S. Consumer Services Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the consumer services sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The section of the SAI entitled “Dow Jones U.S. Consumer Services Index” on page 33 is deleted in its entirety and is replaced by the following new section entitled “Dow Jones U.S. Consumer Services Capped Index”:

Dow Jones U.S. Consumer Services Capped Index

Number of components: approximately 168

Index Description. The Dow Jones U.S. Consumer Services Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the consumer services sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IYC-0419

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Financials ETF (IYF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Financials Index	Dow Jones U.S. Financials Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Financials Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the financials sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The reference to the “Dow Jones U.S. Technology Index” in the Section of the SAI entitled “Component Selection Criteria Applicable to Dow Jones Subsector Indexes” on page 32 is deleted.

The section of the SAI entitled “Dow Jones U.S. Financials Index” on page 33 is deleted in its entirety and is replaced by the following new section entitled “Dow Jones U.S. Financials Capped Index”:

Dow Jones U.S. Financials Capped Index

Number of components: approximately 283

Index Description. The Dow Jones U.S. Financials Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the financials sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IYF-0419

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Technology ETF (IYW) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Technology Index	Dow Jones U.S. Technology Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Technology Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the technology sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed

4.50% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The reference to the “Dow Jones U.S. Technology Index” in the Section of the SAI entitled “Component Selection Criteria Applicable to Dow Jones Subsector Indexes” on page 32 is deleted.

The section of the SAI entitled “Dow Jones U.S. Technology Index” on page 34 is deleted in its entirety and is replaced by the following new section entitled “Dow Jones U.S. Technology Capped Index”:

Dow Jones U.S. Technology Capped Index

Number of components: approximately 149

Index Description. The Dow Jones U.S. Technology Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the technology sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IYW-0419

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018 and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Consumer Staples ETF (KXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Consumer Staples IndexTM	S&P Global 1200 Consumer Staples (Sector) Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer staples sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Mid-Capitalization Companies Risk.”

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The section of the SAI entitled “S&P Global 1200 Consumer Staples IndexTM” on page 50 is deleted in its entirety and is replaced by the following new section entitled “S&P Global 1200 Consumer Staples (Sector) Capped IndexTM”:

S&P Global 1200 Consumer Staples (Sector) Capped IndexTM

Number of components: approximately 89

Index Description. The S&P Global 1200 Consumer Staples (Sector) Capped IndexTM measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-KXI-0419

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018 and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Consumer Discretionary ETF (RXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Consumer Discretionary IndexTM	S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer discretionary sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following on page S-6 with the following:

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “European Economic Risk.”

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

European Economic Risk. The European Union (the “EU”) requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the (United Kingdom (the “U.K.”) resolved to leave the EU (“Brexit”). The referendum may introduce significant uncertainties and instability in the financial markets as the U.K. negotiates its exit from the EU. The outcome of negotiations remains uncertain. U.K. businesses are increasingly preparing for a disorderly Brexit, and the consequences for European and U.K. businesses could be severe. The Fund will face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests. The political, economic and legal consequences of Brexit are not yet known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. may be less stable than it has been in recent years, and investments in the U.K. may be difficult to value, or subject to greater or more frequent rises and falls in value. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate its long-term exit from the EU.

Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by varying political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund’s investments.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The section of the SAI entitled “S&P Global 1200 Consumer Discretionary IndexTM” on page 50 is deleted in its entirety and is replaced by the following new section entitled “S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM”:

S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM

Number of components: approximately 149

Index Description. The S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM measures the performance of companies that S&P deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global IndexTM. Component companies include consumer product manufacturing, service, media and retail companies.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

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